Share-based Compensation - Schedule of Fair Value of Each Option Granted Estimated Using Binomial Model Assumption (Detail) - Incentive Shares Plan [Member]	12 Months Ended
Dec. 31, 2020 ¥ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, maximum	0.60%
Expected life (in years)	5 years
Expected dividend yield	0.00%
Expected volatility, minimum	48.61%
Exercise multiple	¥ 2.8